Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Total cost	¥ 833,616	¥ 863,699
Less: accumulated depreciation	(567,496)	(503,399)
Property and equipment, net	266,120	360,300		$ 37,482
Impairment losses	¥ 55,403	¥ 0	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of Goods and Services Sold	Cost of Goods and Services Sold	Cost of Goods and Services Sold
Depreciation expenses	¥ 83,731	¥ 87,473	¥ 92,609
Leasehold improvements
Property and equipment, net
Total cost	412,409	443,695
Equipment, fixture and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 421,207	¥ 420,004